SIGNIFICANT ACCOUNTING POLICIES (Assumptions Used in Estimation of Fair Value of Stock-based Compensation Awards) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Dividend rate	0.00%	0.00%	0.00%
Expected volatility, minimum	51.40%	70.00%	71.00%
Expected volatility, maximum	62.00%	74.00%	74.00%
Risk free interest rate, minimum	0.60%	0.60%	0.30%
Risk free interest rate, maximum	1.70%	0.80%	0.60%
Expected term (in years)		2 years 9 months 22 days	2 years 9 months 22 days
Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)	2 years 4 months 20 days
Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)	4 years 6 months 29 days